Schedule of stock options (Details) - shares	3 Months Ended	12 Months Ended
	Dec. 31, 2025	Sep. 30, 2025
Share-Based Payment Arrangement [Abstract]
Options outstanding, balance	39,732
Issued	1,136
Expired		(24,453)
Forfeited and cancelled
Options outstanding, balance	40,868	39,732
Assumed in merger		64,185